Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 15, 2025
Summary of Significant Accounting Policies [Line Items]
Working capital deficit			$ 9,134,575
Federally insured limit			250,000
Cash			89,634	$ 1,352,892
Cash equivalents
Property and equipment, net			$ 1,275,078	109,664
Useful lives			5 years
Display assets			$ 973,052
Depreciation expense			104,642	48,279
Deferred revenue			1,500,000
Customer deposits			203,645	137,895
Revenues			864,450
Advertising expense			740,731	771,864
Research and development			1,215,098	875,975
Change in fair value of convertible debt			117,710	192,797
Convertible notes					$ 266,442
Debt issuance costs			100,000
Capitalized software development costs			107,306
Amortization	$ 12,981	$ 12,981
2024 Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate unpaid principal			4,000,000
2025 Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate unpaid principal			4,000,000
Research and Development [Member]
Summary of Significant Accounting Policies [Line Items]
Research and development			11,166,033	875,975
Store Assets Display Centers [Member]
Summary of Significant Accounting Policies [Line Items]
Depreciation expense			35,208
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Federally insured limit			$ 250,000
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Federally insured limit				$ 1,102,892